Nature of operations and reorganization (Tables)	12 Months Ended
Dec. 31, 2022
Nature of operations and reorganization
Schedule of major subsidiaries and consolidated VIEs

			Percentage
			of direct or
			indirect
	Date of	Place of	economic
	incorporation	incorporation	interest	Principal activities
The Company:
Jianpu	June 1, 2017	The Cayman Islands		Investment holding
Major subsidiaries of the Company:
Jianpu (Hong Kong) Limited (“Jianpu HK”)	June 19, 2017	Hong Kong	100%	Investment holding
Beijing Rongqiniu Information Technology Co., Ltd.	August 21, 2017	PRC	100%	Platform business
Beijing Rongsanliuling Information Technology Co., Ltd.	November 5, 2018	PRC	100%	Platform business
CC Information Limited	Acquired in August 2019	Hong Kong	85.00%	Platform business
Shanghai Chengjian Information Technology Co., Ltd.	February 26, 2019	PRC	100%	Platform business
Newsky Wisdom Treasure (Beijing) Co., Ltd. (“Newsky Wisdom”)	Acquired on April 1, 2020 (Note 8)	PRC	50.50%	Platform business
Major VIEs consolidated without equity ownership:
Beijing Rongdiandian Information Technology Co., Ltd.	March 3, 2017	PRC	100%	Platform business
Beijing Kartner Information Technology Co., Ltd. (“KTN”)	Acquired in October 2018	PRC	100%	Platform business
Beijing Guangkezhixun Information Technology Co., Ltd.	July 31, 2019	PRC	100%	Platform business
Major subsidiary of VIE:
Shanghai Anguo Insurance Brokerage Co., Ltd. (“Anguo”)	Acquired in December 2019	PRC	100%	Platform business

Schedule of financial information of the Group's VIEs

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
			Note 2(f)
Cash and cash equivalents	16,439	33,541	4,863
Accounts receivable, net	42,006	44,411	6,439
Amount due from related party other than the subsidiaries of the Group	29,500	27,703	4,017
Amount due from the subsidiaries of the Group*	—	6,895	1,000
Prepayments and other current assets	7,148	11,388	1,651
Property and equipment, net	10,143	10,028	1,454
Intangible assets, net	14,937	13,785	1,999
Restricted time deposits-non-current	5,000	5,000	725
Other non-current assets	33	3,962	573
Total assets	125,206	156,713	22,721
Accounts payable	29,858	19,436	2,818
Advances from customers	1,670	1,565	227
Tax payable	13,606	8,470	1,228
Amount due to the subsidiaries of the Group*	13,652	130,796	18,964
Amount due to related party other than the subsidiaries of the Group	2,347	706	102
Accrued expenses and other current liabilities	65,464	6,144	891
Deferred tax liabilities	3,715	3,429	497
Other non-current liabilities	—	780	113
Total liabilities	130,312	171,326	24,840
*	The balances are eliminated through the consolidation in the preparation of the Group’s consolidated financial statements.

	For the Year Ended
	December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
				Note 2(f)
Revenues:
Third-party revenues	54,782	145,538	182,582	26,472
Inter-company revenues*	230,809	266,617	262,936	38,122
Total revenues	285,591	412,155	445,518	64,594
Third-party costs and expenses	(326,883)	(442,995)	(448,782)	(65,067)
Inter-company costs and expenses*	(33,500)	(33,242)	(28,278)	(4,100)
Total costs and expenses	(360,383)	(476,237)	(477,060)	(69,167)
Others	1,647	1,303	5,172	750
Loss before income tax	(73,145)	(62,779)	(26,370)	(3,823)
Income tax benefits	884	285	286	41
Net loss	(72,261)	(62,494)	(26,084)	(3,782)
*	The transactions are eliminated through the consolidation in the preparation of the Group’s consolidated financial statements.

	For the Year Ended
	December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
				Note 2(f)
Cash flows from operating activities
Net cash used in transactions with third-party	(398,659)	(456,230)	(425,389)	(61,675)
Net cash provided by transactions with inter-company	408,880	430,329	442,965	64,224
Net cash provided by/(used in) operating activities	10,221	(25,901)	17,576	2,549
Cash flows from investing activities
Net cash provided by transactions with third-party	3,464	10,544	—	—
Cash outflow from deconsolidation of subsidiaries, net of cash disposed	—	—	(474)	(69)
Net cash (used in)/provided by investing activities	3,464	10,544	(474)	(69)
Cash flows from financing activities
Net cash provided by transactions with inter-company	9,600	1,000	—	—
Net cash provided by financing activities	9,600	1,000	—	—
Net increase/(decrease) in cash and cash equivalents and restricted cash	23,285	(14,357)	17,102	2,480
Cash and cash equivalents and restricted cash at beginning of the year	7,511	30,796	16,439	2,383
Cash and cash equivalents at end of the year	30,796	16,439	33,541	4,863